Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
The Internal Revenue Service (“IRS”) has completed its exam of the Allstate Group’s 2013 through 2016 federal income tax returns. The 2017 and 2018 audit cycle is expected to begin in the first quarter of 2021. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the consolidated financial statements.
The Company recognizes tax positions in the consolidated financial statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the consolidated financial statements.
The Company had $12 million, $14 million and $14 million liability for unrecognized tax benefits as of December 31, 2020, 2019 and 2018, respectively. The change in the liability for unrecognized tax benefits in 2020 related to a decrease for settlements. The $12 million increase in the liability for unrecognized tax benefits in 2018 related to the increase for tax positions taken in the current year. The Company believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2020	2019
Deferred tax assets
Deferred reinsurance gain	$5	$6
Other assets	1	1
Total deferred tax assets	6	7
Deferred tax liabilities
Unrealized net capital gains	(320)	(245)
Life and annuity reserves	(231)	(253)
Investments	(181)	(185)
DAC	(181)	(169)
Other liabilities	(49)	(49)
Total deferred tax liabilities	(962)	(901)
Net deferred tax liability	$(956)	$(894)
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax expense for the years ended December 31 are as follows:

($ in millions)	2020	2019	2018
Current	$26	$76	$116
Deferred	(19)	52	(99)
Total income tax expense	$7	$128	$17
The Company paid taxes of $30 million, $62 million and $30 million in 2020, 2019 and 2018, respectively. The Company had current income tax receivable of $35 million as of December 31, 2020 and current income tax payable of $29 million as of December 31, 2019.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Statutory federal income tax rate - expense	21.0%	21.0%	21.0%
Tax credits	(14.9)	(1.9)	(3.2)
Adjustments to prior year tax liabilities	(3.1)	0.2	(0.3)
Dividends received deduction	(1.9)	(0.5)	(0.7)
State income taxes	3.4	0.5	1.5
Non-deductible expenses	—	0.1	—
Tax Legislation benefit	—	—	(14.0)
Other	(0.1)	—	0.1
Effective income tax rate - expense	4.4%	19.4%	4.4%